COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - Stimunity S.A. [Member]	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Commitment To Investment	$ 1,900,000
Discretionary Investment	688,359
Additional Discretionary Investment	$ 1,000,000.0